CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 6,291	$ 8,360	$ 4,007
COST OF REVENUES	2,259	2,837	2,126
GROSS PROFIT	4,032	5,523	1,881
RESEARCH AND DEVELOPMENT EXPENSES, net	17,419	24,862	32,969
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	18,333	12,486	12,014
GENERAL AND ADMINISTRATIVE EXPENSES	11,481	7,506	8,025
OTHER EXPENSES			845
OPERATING LOSS	43,201	39,331	51,972
FINANCIAL INCOME	1,335	678	6,505
FINANCIAL EXPENSES	438	167	77
FINANCIAL INCOME, net	897	511	6,428
LOSS AND COMPREHENSIVE LOSS FOR THE YEAR	$ 42,304	$ 38,820	$ 45,544
LOSS PER ORDINARY SHARE (U.S. dollars):
LOSS PER ORDINARY SHARE, basic and diluted (U.S. dollars):	$ (0.14)	$ (0.17)	$ (0.26)